Revision of Prior Period Financial Statements (Details) - Schedule of revised consolidated statement of profit or loss and other comprehensive loss (Parentheticals)	12 Months Ended
Dec. 31, 2021 $ / shares
As Reported [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of revised consolidated statement of profit or loss and other comprehensive loss (Parentheticals) [Line Items]
Basic and diluted loss per share	$ (26.26)
Adjustment [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of revised consolidated statement of profit or loss and other comprehensive loss (Parentheticals) [Line Items]
Basic and diluted loss per share	0.50
As Revised [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of revised consolidated statement of profit or loss and other comprehensive loss (Parentheticals) [Line Items]
Basic and diluted loss per share	$ (25.76)